Common Share Purchase Warrants (Narrative) (Details) - shares	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of warrants exercised	(4,413,874)	(15,535,729)
Broker compensation warrants
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of warrants exercised		(1,916,527)